GLENBROOK LIFE AND ANNUITY COMPANY
              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                     SUPPLEMENT, DATED MARCH 1, 2002, TO THE
       AIM LIFETIME PLUS II VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2001

The purpose of this supplement is to correct an error in the above-referenced prospectus for the AIM Lifetime Plus II Variable Annuity contract ("Contract") offered by Glenbrook Life and Annuity Company. Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the Contract. The terms we use in this supplement have the same meanings as in the prospectus for the Contract.



Page 9: Replace the table under the heading "Example 1" with the following:

Sub-Account                                            1 YEAR          3 YEAR       5 YEAR      10 YEAR
                                                       ------          ------       ------      -------
Aggressive Growth                                       $89             $142         $189        $327
Balanced                                                $88             $137         $181        $311
Basic Value                                             $90             $143         $191        $331
Blue Chip                                               $91             $146         $196        $341
Capital Appreciation                                    $85             $128         $167        $283
Capital Development                                     $90             $146         $195        $339
Dent Demographic Trends                                 $92             $149         $201        $350
Diversified Income                                      $85             $131         $171        $292
Global Utilities                                        $88             $137         $181        $311
Government Securities                                   $86             $133         $174        $299
Growth                                                  $85             $129         $167        $284
Growth and Income                                       $85             $129         $168        $285
High Yield                                              $88             $140         $185        $320
International Equity                                    $87             $135         $177        $304
Mid Cap Equity                                          $90             $143         $191        $331
Money Market                                            $84             $125         $161        $272
New Technology                                          $90             $144         $191        $332
Value                                                   $85             $129         $168        $285


Page 9: Replace the table under the heading "Example 2" with the following:

Sub-Account                                            1 YEAR          3 YEAR       5 YEAR      10 YEAR
                                                       ------          ------       ------      -------
Aggressive Growth                                       $30             $92          $156        $327
Balanced                                                $28             $87          $148        $311
Basic Value                                             $30             $93          $158        $331
Blue Chip                                               $31             $96          $163        $341
Capital Appreciation                                    $25             $78          $133        $283
Capital Development                                     $31             $95          $162        $339
Dent Demographic Trends                                 $32             $99          $168        $350
Diversified Income                                      $26             $81          $137        $292
Global Utilities                                        $28             $87          $148        $311
Government Securities                                   $27             $83          $141        $299
Growth                                                  $26             $78          $134        $284
Growth and Income                                       $26             $79          $134        $285
High Yield                                              $29             $89          $152        $320
International Equity                                    $27             $84          $143        $304
Mid Cap Equity                                          $30             $93          $158        $331
Money Market                                            $24             $75          $128        $272
New Technology                                          $30             $93          $158        $332
Value                                                   $26             $79          $134        $285


